RELATED PARTIES - TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
RELATED PARTIES - TRANSACTIONS AND BALANCES
NOTE 15 - RELATED PARTIES - TRANSACTIONS AND BALANCES:

a.	Transactions with related parties:

1)	Key management personnel include members of the Board of Directors, the Chief Executive Officer, Chief Operating Officer, Chief Medical Officer and Chief Financial Officer.

2)
On March 27, 2017, the board of directors approved the nomination of Mr. Luke Beshar as Executive chairman of the board and Dr. Roger Garceau as Chief Development Advisor. The nominations and the compensation were subject to shareholder approval that was received on April 6, 2017. According to the agreements with Mr. Luke Beshar, and Dr. Graceau, Mr. Beshar and Dr. Graceau receive a monthly fee in the amount of $21,500 and $6,500, respectively.

On June 27, 2018 Mr. Beshar, the Chairman of the board resigned from the Board of Director and therefore his service agreement terminated. On January 17, 2019 the board of director approved the amendment to Dr. Garceau agreement according to it the monthly payment reduced to $4,000 effective as of November 1, 2018.

3)	During 2018 and 2017, the Company granted stock options to certain key management personnel and directors, see note 10c.

4)
In 2017, certain related parties were participated in the Preferred B Financing. Concurrently with the Preferred B Financing the 2016 Convertible loan converted and as a result a few of the Company's related parties received Series B-1 preferred shares, see note 8(b).

5)
On September 27, 2018 the shareholders of the Company approved for all external directors and non-executive directors a compensation in the amount equal to the maximum fixed statutory amounts set forth in the Companies Regulations (Rules Regarding the Compensation and Expenses of an External Director), 5760-2000, for companies with equity similar to the Company.

6)	Key management compensation:

	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Labor cost and related expenses	1,180	1,048	830
Share-based compensation	868	4,694	1,351
Directors fee and services	429	577	73
Others	30	109	25
	2,507	6,428	2,279

b.	Balances with related parties:

	December 31,
	2018	2017
	U.S. dollars in thousands

Key management:
Payables and accrued expenses	9	93
Severance pay obligations	65	70
Provision for vacation	186	186
Directors fee and services	74	76